Submission	Oct. 29, 2026
Submission [Line Items]
Central Index Key	0002041398
Registrant Name	Hamilton Lane Private Secondary Fund
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES